Commitments and Contingencies Commitments and Contingencies - Operating Lease Commitments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 27, 2016	Nov. 29, 2015	Nov. 30, 2014
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2017	$ 159,101
2018	121,638
2019	99,499
2020	79,074
2021	61,368
Thereafter	148,500
Total future minimum lease payments	669,180
Rental expense	$ 204,600	$ 192,500	$ 193,000
Maximum [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Duration of renew option	57 years